CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Assets
Cash, cash equivalents and short-term securities (Note 5)	$ 13,173	$ 11,219	$ 12,278
Debt securities (Notes 5 and 6)	75,493	75,902	88,727
Equity securities (Notes 5 and 6)	7,138	7,148	9,113
Mortgages and loans (Notes 5 and 6)	54,600	51,253	55,727
Derivative assets (Notes 5 and 6)	2,183	2,095	1,583
Other financial invested assets (Note 5)	10,361	9,418	7,071
Financial assets	162,948	157,035	174,499
Investment properties (Note 5)	9,723	10,102	9,109
Other non-financial invested assets (Note 5)	1,657	1,652	1,660
Invested assets	174,328	168,789	185,268
Other assets (Note 8)	6,462	6,442	4,279
Reinsurance contract held assets	5,794	6,115	6,612
Insurance contract assets	184	75	162
Deferred tax assets (Note 19)	3,878	3,466	2,940
Intangible assets (Note 9)	5,174	4,724	3,370
Goodwill (Note 9)	8,969	8,705	6,517
Total general fund assets	204,789	198,316	209,148
Investments for account of segregated fund holders (Note 21)	128,452	125,292	139,996
Total assets	333,241	323,608	349,144
Liabilities
Insurance contract liabilities excluding those for account of segregated fund holders (Note 10)	135,669	131,294	149,412
Reinsurance contract held liabilities	1,623	1,603	1,994
Investment contract liabilities	11,672	10,728	9,914
Derivative liabilities (Notes 5 and 6)	1,311	2,351	1,392
Deferred tax liabilities (Note 19)	281	468	234
Other liabilities (Note 11)	23,655	22,109	17,371
Senior debentures (Note 12)	200	200	200
Subordinated debt (Note 13)	6,178	6,676	6,425
Total general fund liabilities	180,589	175,429	186,942
Insurance contract liabilities for account of segregated fund holders (Note 21)	19,041	23,139	26,079
Investment contract liabilities for account of segregated fund holders (Note 21)	109,411	102,153	113,917
Total liabilities	309,041	300,721	326,938
Equity
Issued share capital and contributed surplus	10,660	10,640	10,615
Shareholders’ retained earnings and accumulated other comprehensive income	12,922	11,889	11,342
Total shareholders’ equity	23,582	22,529	21,957
Participating policyholders’ equity	457	268	190
Non-controlling interests’ equity	161	90	59
Total equity	24,200	22,887	22,206
Total liabilities and equity	$ 333,241	$ 323,608	$ 349,144
Exchange rates at the end of the reporting periods (in USD per share) | $ / shares	1.32	1.35	1.26